Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 7,912,718	$ 23,062,754	$ 18,193,616
Cost of revenue		(5,330,051)	(11,126,432)	(9,554,327)
Gross profit		2,582,667	11,936,322	8,639,289
Operating (Expenses) Income
General and administrative		(22,444,493)	(29,904,423)	(21,073,794)
Depreciation and amortization		(1,469,112)	(2,695,741)	(1,182,413)
Other operating income		24,517	34,794	144,396
Impairment loss		(8,426,865)	(15,371,643)	(28,246,010)
Gain on lease modification			308,763
Loss from foreign currency transactions		(375,036)	(375,407)	(619,267)
Total operating expenses, net		(32,690,989)	(48,003,657)	(50,977,088)
Loss from Operations		(30,108,322)	(36,067,335)	(42,337,799)
Other Income/(Expense)
Other Income		884,193	207,142	418,437
Revaluation adjustment of contingent liabilities		3,714,000	32,774,594	(13,838,197)
Revaluation of digital assets		440,145
Other expense		(975,470)	(9,796)
Interest expense, net		(1,146,440)	(3,694,513)	(1,312,476)
Total Other Income/(Expense), net		2,916,428	29,277,427	(14,732,236)
Loss Before Income Tax		(27,191,894)	(6,789,908)	(57,070,035)
Income Tax Benefit		2,252,072	1,078,686	1,063,596
Net Loss		(24,939,822)	(5,711,222)	(56,006,439)
Other comprehensive loss:
Foreign currency translation		(48,747)	(203,832)	(290,184)
Total Comprehensive Loss		(24,988,569)	(5,915,054)	(56,296,623)
Net Loss is attributed to:
Owners of Genius Group Limited		(24,882,076)	(5,657,143)	(55,800,418)
Non-controlling interest		(57,746)	(54,079)	(206,021)
Total Comprehensive Loss is attributable to:
Owners of Genius Group Limited		(24,930,823)	(5,860,975)	(56,090,602)
Non-controlling interest		$ (57,746)	$ (54,079)	$ (206,021)
Basic earnings (loss) per share from continuing operations	[1]	$ (1.03)	$ (1.03)	$ (24.65)
Diluted earnings (loss) per share from continuing operations	[1]	$ (1.03)	$ (1.03)	$ (24.65)
Weighted-average number of shares outstanding, basic	[1]	24,153,220	5,550,197	2,263,436
Weighted-average number of shares outstanding, diluted	[1],[2]	24,153,220	5,550,197	2,263,436
Number of shares outstanding, basic	[1]	64,391,351	7,387,378	2,770,522
Number of shares outstanding, diluted	[1]	64,391,351	7,387,378	2,770,522

[1]	Number of shares and net loss per share is adjusted for comparative period for the share consolidated.
[2]	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.